ARCA U.S. TREASURY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES - 36.4%
	U.S. TREASURY NOTE - 36.4%
150,000	United States Treasury Note (Cost $149,729)	0.6250	10/15/24	$149,757

	SHORT-TERM INVESTMENTS - 69.8%
	U.S. TREASURY BILLS — 63.8%	Yield Rate (%)
121,000	United States Treasury Bill	4.56	12/26/24	119,698
146,000	United States Treasury Bill	4.40	03/20/25	143,054
				262,752
Shares
	MONEY MARKET FUNDS - 6.0%
24,638	Fidelity Treasury Portfolio, Class I, 4.85%(a)			24,638

	TOTAL SHORT-TERM INVESTMENTS (Cost $287,232)			287,390

	TOTAL INVESTMENTS - 106.2% (Cost $436,961)			$437,147
	LIABILITIES IN EXCESS OF OTHER ASSETS - (6.2)%			(25,331)
	NET ASSETS - 100.0%			$411,816

(a)	Rate disclosed is the seven day effective yield as of September 30, 2024.